Basis of presentation	12 Months Ended
Dec. 31, 2025
Basis of presentation [abstract]
Basis of presentation
2.	Basis of presentation

[a] Statement of compliance

These consolidated financial statements have been prepared by management in accordance with IFRS® Accounting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The policies set out below have been consistently applied to all years presented, unless otherwise noted.

These consolidated financial statements were approved and authorized for issuance by the Board of Directors (the “Board”) of the Company on March 25, 2026.

[b] Functional currency and presentation currency

The financial statements of each company within the consolidated group are measured using their functional currency, which is the currency of the primary economic environment in which an entity operates. These consolidated financial statements are presented in United States dollars (“USD”), which is the Company’s functional and presentation currency for all years presented. The Company’s functional currency is the United States dollar, and the functional currencies of its subsidiaries are as follows:

FSD Biosciences Inc.	United States Dollar
Prismic Pharmaceuticals Inc.	United States Dollar
FV Pharma Inc.	Canadian Dollar
Lucid Psycheceuticals Inc.	Canadian Dollar
FSD Strategic Investments Inc.	Canadian Dollar
FSD Pharma Australia Pty Ltd	Australian Dollar
Unbuzzd Wellness Inc.	Canadian Dollar
Huge Biopharma Australia Pty Ltd	Australian Dollar

[c] Use of estimates and judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make estimates, judgments and assumptions that affect the application of accounting policies and the reported amounts of assets and liabilities as at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from these estimates.

Estimates are based on management’s best knowledge of current events and actions that the Company may undertake in the future. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

The following include items requiring critical judgments, apart from those involving estimations that management has made in the process of applying the Company’s accounting policies and that have the most significant effect on the amounts recognized in the consolidated financial statements:

[i]	Going concern

Judgement is required in determining if disclosure of a material uncertainty related to events or conditions which might cast significant doubt on the Company’s ability to continue as a going concern is required in the notes to the consolidated financial statements. In management’s judgement, such disclosure is not required. This judgement is dependent on management’s expectations of future net cash flows, existing borrowing capacity and financial obligations in the next 12 months.

Although during the year ended December 31, 2025, the Company had a loss from operations and negative cash flows from operation activities, the Company was able to secure debt and equity financing to fulfill its operational needs.  Based on management’s expectations of future net cash flows, management has applied judgement that there is no material uncertainties related to events or conditions that may cast substantial doubt on the Company’s ability to continue as a going concern.

[ii]	Contingencies

From time to time, the Company is named as a party to claims or involved in proceedings, including legal, regulatory and tax related, in the ordinary course of its business. While the outcome of these matters may not be estimable at the reporting date, the Company makes provisions, where possible, for the estimated outcome of such claims or proceedings. Should a loss result from the resolution of any claims or proceedings that differ from these estimates, the difference will be accounted for as a charge to profit or loss in that period. The actual results may vary and may cause significant adjustments.

[iii]	Intangible assets

The Company employs significant estimates to determine the estimated useful lives of intangible assets, considering the nature of the asset, contractual rights, expected use and review of asset useful lives. The Company reviews amortization methods and useful lives annually or when circumstances change and adjusts its amortization methods and assumptions prospectively.

The Company reviews intangible assets for impairment annually or when impairment indicators exist. If the recoverable amount of the respective intangible asset is less than its carrying amount, it is considered to be impaired. In the process of measuring the recoverable amount, management makes assumptions about future events and circumstances. The actual results may vary and may cause significant adjustments.

[iv]	Valuation of share-based payments and warrants

Management measures the costs for share-based payments and warrants, including certain warrant liabilities, using market-based option valuation techniques. Assumptions are made and estimates are used in applying the valuation techniques. These include estimating the future volatility of the share price, expected dividend yield, expected term, expected risk-free interest rate and the rate of forfeiture. For performance share units (“PSUs”), management is required to estimate when the vesting conditions will be met. Such estimates and assumptions are inherently uncertain. Changes in these assumptions affect the fair value estimates of share-based payments, warrants and warrant liabilities.

[v]	Allowance for credit losses

Judgment is required as to the timing of establishing an allowance for credit losses and to estimate the amount of expected credit losses taking into consideration counterparty creditworthiness, the fair value of underlying collateral, current and future economic trends, the expected residual value of the underlying assets and past experience.

[vi]	Functional currency

The Company and its subsidiaries are required to determine their functional currencies based on the primary economic environment in which each entity operates. In order to do that, management has to analyze several factors, including which currency mainly influences the cost of undertaking the business activities, in which currency the entity has received financing, and in which currency it keeps its receipts from operating activities. Management uses its judgment to determine which factors are most important when the above indicators are mixed and the functional currency is not obvious.

[vii] Disclosure of interests in other entities

To assess the investment in Unbuzzd, judgment was required to determine if the Company has significant influence or control of Unbuzzd. The Company considered the relevant guidance in IFRS 10 – Consolidated Financial Statements, IAS 24 – Related Party Disclosures and IAS – 28 Investments in Associates and Joint Ventures.

Judgment is applied in determining when the Company controls an investment even if the Company holds less than a majority of the investee’s voting rights (the existence of de facto control). The Company concluded it has control of Unbuzzd even though the Company only held 19.84% of the voting rights as of December 31, 2025 (December 31, 2024 – 22.95%). The Company concluded that it has control of Unbuzzd as the Company, together with persons or entities considered to be de facto agents of the Company, held a combined 55.23% (December 31, 2024 - 56.83%) of the voting rights of Unbuzzd. In addition, key management personnel of the Company hold three of the four board of director positions of Unbuzzd. The assessment of control is performed on a continuous basis. The Company determined that it obtained control of Unbuzzd on July 31, 2023, and control was maintained from July 31, 2023, through December 31, 2025.

Unbuzzd is significantly dependent on the Company as a result of the License Agreement and the loan. The NCI component of Unbuzzd is included as a separate component in equity (Note 17).

[viii] Derivative liability in Convertible Debenture

The estimates and judgements made in relation to the fair value of derivative liabilities are subject to measurement uncertainty. The valuation technique used to determine the fair value requires inputs that involve assumptions and judgement such as the credit risk of the Company, volatility of the Company, probability of default event and foreign exchange rate. Such judgement and assumptions are inherently uncertain. Changes in these assumptions will affect the fair value of the derivative liability.

[ix] Measurement of digital assets, at fair value less costs to sell:

Digital assets consist of electronic currency, coins, or alternative cryptocurrency coins (altcoins) - a type of currency only available in digital form.

There are inherent and higher risks to digital assets including the risk associated with traditional securities, which include significant price volatility, the loss of the digital assets, fraud, and high transaction fees.

Where the fair values of digital assets recorded on the consolidated statements of financial position cannot be derived from active markets, they are determined using a variety of valuation techniques. The inputs to these models are derived from observable market data where possible, but where observable market data are not available, judgment is required to establish fair values. Changes in estimates and assumptions about these inputs could affect the reported fair value.